UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [X] adds new holdings entries.

Name:       John Hancock Life Insurance Company (U.S.A.)
Address:    601 Congress Street
            Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Maureen Milet
Title:      Vice President & Chief Compliance Officer-Investments
Phone:      (617) 572-0203

            Maureen Milet                 Boston, MA           February 25, 2013
            -------------                 ----------           -----------------
            [Signature]                   [City, State]        [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.

Report Type (check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
      Form 13F File Number      Name
      028-03222                 John Hancock Advisors, Inc.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                            1

Form 13F Information Table Entry Total:                                      14

Form 13F Information Table Value Total:                   US $55,679 (thousands)

List of Other Included Managers:

No.           Form 13F File Number         Name
1             028-11519                    Manulife Financial Corporation

                                                                         Shares
                                                      CUSIP     Value    or Prn   SH/ Put/   Investment  Other     VOTING AUTHORITY
Name of Issuer                      Title of Class    Number  (x$1000)   Amount   PRN Call   Discretion  Manager  SOLE  SHARED  NONE
AMR CORP                            COM             001765106      83    3,597    SH         DEFINED       1      3,597       0  0
AMPEX                               COM             032092306     123    9,320    SH         DEFINED       1      9,320       0  0
CAPITAL LEASE FDG INC               COM             140288101     441   39,758    SH         DEFINED       1     39,758       0  0
CISCO                               COM             17275R102     727   31,622    SH         DEFINED       1          0  31,622  0
ENERPLUS RESOURCES                  COM             29274D604  15,316  304,552    SH         DEFINED       1    304,552       0  0
HAWAIIAN HOLDINGS                   COM             419879101   2,224  534,689    SH         DEFINED       1    534,689       0  0
HUNTSMAN CORP                       COM             447011107   7,480  410,971    SH         DEFINED       1    410,971       0  0
LILY ELI & CO                       COM             532457108      80    1,404    SH         DEFINED       1      1,404       0  0
NAVISTAR INTL CORP                  COM             63934E108     826   31,997    SH         DEFINED       1     31,997       0  0
PORTLAND GEN ELEC CO                COM             736508847   4,383  179,562    SH         DEFINED       1    179,562       0  0
RANGE RESOURCES                     COM             541509303   6,277  248,690    SH         DEFINED       1    248,690       0  0
UAL CORP                            COM             902549807  16,715  628,960    SH         DEFINED       1    628,960       0  0
VELOCITY EXPRESS CORP               COM             92257T608     185  104,393    SH         DEFINED       1    104,393       0  0
PETROLEUM GEO SVCS ASA              SPONSORED ADR   716599105     819   16,749    SH         DEFINED       1     16,749       0  0